Entity Level Disclosures and Segment Information	6 Months Ended
Jun. 30, 2021
Entity Level Disclosures and Segment Information [Abstract]
ENTITY LEVEL DISCLOSURES AND SEGMENT INFORMATION

NOTE 10 - ENTITY LEVEL DISCLOSURES AND SEGMENT INFORMATION:

Management has determined the Company’s operating segments based on the information reviewed by the Company’s chief operating decision maker for the purpose of allocating resources to the segments and assessing their performance. As of June 30, 2021, the Company has two operating segments: enterprise cybersecurity and enterprise privacy.

The chief operating decision maker, which is the Company's Chief Executive Officer (“CEO”), examines the performance of the operating segments based on revenues and adjusted operating loss. Following the Chi Cooked acquisition, and as a part of the Company's business strategy, which includes the acquisition of business in various fields, starting in 2021, the adjusted operating loss is calculated based on operating loss before share-based payments, contingent consideration measurement, impairment of goodwill and intangible assets, depreciation and amortization and non-attributable corporate expenses, which were previously reported under the enterprise cybersecurity segment. As a result, the information regarding the Company’s operating segments for prior periods was retrospectively adjusted.

The following tables present details of the Company's operating segments for the six-month periods ended June 30, 2021 and 2020:

	Enterprise cybersecurity	Enterprise privacy	Total
	Six-month period ended June 30, 2021
	U.S. dollar in thousands

Revenues	335	2,796	3,131

Adjusted operating loss	(1,969)	*(1,023)	(2,992)
Non-attributable corporate expenses			(937)
Share-based payments			(567)
Contingent consideration measurement			434
Depreciation and amortization			(757)
Operating loss			(4,819)
Financial expenses, net			(140)
Taxes on income			76
Net loss for the period			(4,883)

*	Including legal expenses related to Bright Data action, see also Note 8(a).

	Enterprise cybersecurity	Enterprise privacy	Total
	Six-month period ended June 30, 2020
	U.S. dollar in thousands

Revenues	411	1,754	2,165

Adjusted operating loss	(1,312)	(16)	(1,328)
Non-attributable corporate expenses			(971)
Share-based payments			(41)
Contingent consideration measurement			(430)
Impairment of goodwill and intangible assets			(800)
Depreciation and amortization			(685)
Operating loss			(4,255)
Financial income, net			2,589
Taxes on income			122
Net loss for the period			(1,544)